UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/03

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       November 18, 2003

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $105,989




List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                                      VALUE    SHRS or   SH/ PUT/ Inv     Other       Voting Authority
NAME OF ISSUER                  Title of CUSIP       (x$1000)  PRN AMT   PRN CALL Disc    Mgrs     SOLE  Shared None
                                Class

AMR Corp                        com     001765106            $1        50 SH     Sole            50
ANC Rental Corp                 com     00181310             $1        12 SH     Sole            12
Alliance Capital Mgmt. Ltd. 	com     018548107          $207      7200 SH     Sole            7,200
Allstate Corp                   com     020002101          $413     12437 SH     Sole            12,437
American International Group, 	com     026874107        $4,566     92337 SH     Sole            92,337
Amerisource Health              com     03071P102        $5,769    109895 SH     Sole            109,895
BB&T Corp                       com     054937107        $2,877     91525 SH     Sole            91,525
Bank of America Corp            com     06050510            $48       712 SH     Sole            712
Block H&R Inc.                  com     093671105        $6,934    162420 SH     Sole            162,420
Bridgehampton National Bank     com     108035106        $1,551     64372 SH     Sole            64,372
CMS Energy Corp Com             com     125896100           $22      5000 SH     Sole            5,000
COSI Inc.                       com     22122P101           $16      9000 SH     Sole            9,000
CVS Corporation Delaware        com     126650100        $2,880    120750 SH     Sole            120,750
Cardinal Health Inc             com     14149Y108        $6,171    108325 SH     Sole            108,325
Carmax Group                    com     143130102        $4,768    327250 SH     Sole            327,250
Citigroup Inc                   com     172967101        $3,961    114991 SH     Sole            114,991
Exxon Mobil Corp Com            com     302290101           $60      1712 SH     Sole            1,712
Gannett Inc.                    com     364730101        $6,249     88710 SH     Sole            88,710
General Electric                com     369604103        $3,894    152715 SH     Sole            152,715
Health Care Reit Inc.           com     42217K106           $18       700 SH     Sole            700
Home Depot Inc.                 com     437076102        $2,864    117550 SH     Sole            117,550
Illinois Tool Wks Inc.          com     452308109        $5,754     98952 SH     Sole            98,952
Intel Corp.                     com     458140100           $56      3470 SH     Sole            3,470
Johnson & Johnson               com     478160104        $3,702     63969 SH     Sole            63,969
KeyCorp                         com     493267108           $59      2596 SH     Sole            2,596
L-3 Communications Hldgs        com     502424104        $4,070    101330 SH     Sole            101,330
Morgan Stanley, Dean Witter 	com     617446448          $290      7550 SH     Sole            7,550
Northern Trust Corp.            com     66585910            $34      1104 SH     Sole            1,104
Pepsico, Inc.                   com     713448108        $2,545     63625 SH     Sole            63,625
Pfizer Inc.                     com     717081103        $6,098    195706 SH     Sole            195,706
Sabre Hldgs Corp                com     785905100            $1        36 SH     Sole            36
Sealed Air Corp.                com     81211K100        $4,720    117624 SH     Sole            117,624
Sears Roebuck & Co.             com     812387108           $48      2000 SH     Sole            2,000
Solectron Corp                  com     834182107           $12      4000 SH     Sole            4,000
Staples Inc                     com     855030102        $6,645    362525 SH     Sole            362,525
Target Corp                     com     87612E106        $5,334    182300 SH     Sole            182,300
Tennant Co.                     com     880345103           $98      3100 SH     Sole            3,100
United Parcel Service           com     911312106          $855     15000 SH     Sole            15,000
Vodafone Airtouch PLC Sponsored com     92857T107        $2,091    114780 SH     Sole            114,780
Wal-Mart Stores                 com     931142103        $4,667     89700 SH     Sole            89,700
Walgreen Co.                    com     931422109        $4,201    142495 SH     Sole            142,495
Merrill Lynch PFD Capital Trust pfd     59021K205          $430     16300 SH     Sole            16,300
Morgan Stanley Cap Tr PFD CAP 	pfd     61747N109          $954     36200 SH     Sole            36,200
Sealed Air Corp New             pfd     81211K209           $55      1200 SH     Sole            1,200

TOTAL                                                  $105,989

